Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity File Number	001-06659
Entity Registrant Name	Essential Utilities, Inc.
Entity Central Index Key	0000078128
Entity Tax Identification Number	23-1702594
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	762 West Lancaster Avenue
Entity Address, City or Town	Bryn Mawr
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19010-3489
City Area Code	(610)
Local Phone Number	527-8000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.50 per share
Trading Symbol	WTRG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false